Cash Flow Adjustments and Changes in Working Capital - Cash Flow Statement Adjustments (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Adjustments
Depreciation, amortisation and impairment of non-financial assets	£ 18,725	£ 7,900	£ 6,269
Foreign exchange (gain) / loss	(2,162)	(2,224)	354
Interest income	(499)	(476)	(35)
Fair value movement of financial liabilities	49	5,954	229
Interest expense	1,893	343	573
Gain on disposal of non-current assets	(11)	(23)	(5)
Share-based compensation expense	15,663	12,022	1,505
Hyperinflation effect gain	(26)	(9)	0
Research and development tax credit	(1,600)	(1,278)	(1,008)
Gains (losses) recognised when control of subsidiary is lost	(2,215)	0	0
Income from subleasing right-of-use assets	(472)	0	0
Gain on right of use assets disposals	(23)	0	0
Fair value movement of financial assets	(30)	0	0
Grant income	(670)	(819)	(1,633)
Total adjustments	28,622	21,390	6,249
Net changes in working capital
Increase in trade and other receivables	(14,120)	(16,343)	(6,384)
Increase in trade and other payables	6,361	4,827	13,223
Net changes in working capital	£ (7,759)	£ (11,516)	£ 6,839